Commitments and Contingencies (Details Textual)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Korea Line Corp [Member] USD ($)	Feb. 22, 2011 Korea Line Corp [Member] USD ($)	Dec. 31, 2012 Pollution Insurance Coverage for Vessel [Member] USD ($)
Operating Leases, Rent Expense		€ 8,700
Supplemental Information for Property, Casualty Insurance Underwriters, Minimum Interest Rate in Range	25.00%	25.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Maximum Interest Rate in Range	40.00%	40.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Earned Premiums	1,000,000
General Insurance Expense					1,000,000,000
Third Party Security Amount				1,680,000
Cash Security Held In Escrow				182,000
Undisputed Amount			832,000
Proceeds from Interim Award			335,000
Unsecured Awarded			511,000
Insurance Claims Oustanding for Vessels Incidents Arising in the Ordinary Course of Business			276,000
Write Off of Klc Time Charter			1,173,000
Payment of Settlement Amount Due from Charterer (Award Wining for M/V Free Goddess Case)			$ 800,000